Financial instruments - Liquidity risk - Additional (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments
Maximum amount of term debt maturing in any 12-month period | $		$ 2.0
Weighted average maturity of gross debt portfolio to be maintained	5 years
Derivative financial liabilities	£ 147		£ 269
Current derivative financial liabilities	16		33
Non-current derivative financial liabilities	131		236
Derivative financial assets	81		32
Current derivative financial assets	34		21
Non-current derivative financial assets	47		11
Committed bank facility	2,300	$ 3.0
Hedging instruments | Fair value hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	130		215
Derivative financial assets	19		0
Hedging instruments | Cash flow hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	14		32
Derivative financial assets	53		24
Instruments not designated as hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	3		22
Derivative financial assets	£ 9		£ 8